SCHEDULE OF FAIR VALUE OF SUBSCRIPTION AGREEMENT LIABILITIES (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Subscription financial liabilities at December 31, 2023
Change in fair value	1,782,202
Subscription financial liabilities at March 31, 2024	$ 1,782,202